COMMITMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Notes and other explanatory information [abstract]
Capital commitments	$ 339	¥ 2,432	¥ 432